Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Computation of Basic Net Income (Loss) and Diluted Net Loss Per Share Data

Basic net income (loss) and diluted net loss per share data were computed as follows:

	Three Months Ended March 31,
	2013	2012
Numerator:
Net income (loss) for basic earnings per share	$2,360,408	$(1,072,517)
Less change in fair value of warrant liability	5,299,000	1,580,000

Net (loss) for diluted earnings per share	$(2,938,592)	$(2,652,517)

Denominator:
Weighted-average basic common shares outstanding	1,349,936	1,329,279
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	103,903

Potentially dilutive common shares	—	103,903

Denominator for diluted earnings per share—adjusted weighted-average shares	1,349,936	1,433,182

Basic net income (loss) per share	$1.75	$(0.81)

Diluted net loss per share	$(2.18)	$(1.85)

Basic net loss and diluted net loss per share data were computed as follows:

	2012	2011	2010
Numerator:
Net (loss) for basic earnings per share	$(6,665,627)	$(19,887,040)	$(8,407,341)
Less change in fair value of warrant liability	7,538,000	—	—

Net (loss) for diluted earnings per share	$(14,203,627)	$(19,887,040)	$(8,407,341)

Denominator:
Weighted-average basic common shares outstanding	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants	3,987	—	—

Potentially dilutive common shares	3,987	—	—

Denominator for diluted earnings per share—adjusted weighted-average shares	1,346,161	1,274,153	1,253,231

Basic net loss per share	$(4.97)	$(15.61)	$(6.71)

Diluted net loss per share	$(10.55)	$(15.61)	$(6.71)

Summary of Potentially Dilutive Adjustments to Weighted Average Number of Common Shares

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	At March 31,
	2013	2012
Common stock purchase warrants	1,111,588	925,612
Stock options	548,007	559,840
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320

	2,376,529	2,202,386

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	2012	2011	2010
Common stock purchase warrants	1,102,176	888,739	745,732
Stock options	553,340	559,990	511,660
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320	364,320
Common shares issuable upon conversion of note payable to shareholder	—	—	9,288

	2,372,450	2,165,663	1,983,614